OTHER RECEIVABLES AND OTHER PAYABLE - Right of recovery and Deferred Payment (Details) - ZAR (R) R in Millions		12 Months Ended
	Oct. 19, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Rehabilitation obligation payable (as a percent)		50.00%
Rehabilitation recoverable (as a percent)		50.00%
Deferred Payment movement
Balance at the beginning of the year		R 2,194.7	R 1,577.4
Interest charge		200.4	148.2	R 24.1
Payment of deferred payment related to acquisition		(38.6)
Loss on revised estimated cash flows		(150.6)	469.1
Deferred Payment on acquisition of subsidiaries				1,553.3
Balance at end of the year		2,205.9	R 2,194.7	R 1,577.4
Minimum | Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Gross minimum deferred payment for the contingent consideration	R 3,000.0
Maximum
Disclosure of detailed information about business combination [line items]
Contractual rehabilitation liability		R 172.0
Maximum | Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Annual payment from seller to ensure that free cash flow for the year is zero	R 267.0